INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Employee benefits and social security (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Salaries, accrued incentives, vacations and social security	$ 7,337,774	$ 2,341,351	$ 2,960,542
Key management personnel	281,347	2,338,727	1,550,050
Employee benefits and social security	$ 7,619,121	$ 4,680,078	4,510,592
Key management personnel			534,038
Employee benefits and social security, Non-current			$ 534,038